Schedule of components of the net deferred tax asset or deferred tax liability (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Property Plant Equipment and Intangible Assets	$ 601	$ 916
Reserves and Deferred Charges	718
Lease Liability	2,352	1,525
Others	550	553
Net Capital Losses	743
Net Operating Losses	9,641	3,898
Subtotal	14,605	6,892
Less: Valuation Allowance	(10,937)	(3,254)	$ (1,333)
Total net DTAs	3,668	3,638
Property Plant Equipment and Intangible Assets	(2,860)	(4,258)
Right of Use Asset	(2,309)	(1,699)
Total DTLs	(5,169)	(5,957)
Total	(1,501)	(2,318)
Deferred tax asset	203	27
Deferred tax liability	$ (1,704)	$ (2,345)